SELECTED STATEMENTS OF INCOME DATA (Schedule of Selected Statements of Income Data) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial expenses:
Interest on long-term debt	$ (299)	$ (381)	$ (493)
Foreign exchange loss, net	(595)
Total financial expenses	(894)	(381)	(493)
Financial income:
Interest on short-term and long-term bank deposits	303	54	141
Foreign exchange gains, net		969	2,331
Total financial income	303	1,023	2,472
Financial expenses (income), net	$ (591)	$ 642	$ 1,979